LONG-TERM DEBT - Aggregate Contractual Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2022	$ 27,500
2023	192,500
2028	500,000
Total	720,000
Less: unamortized debt issuance costs	7,723
Long-term debt, net	$ 712,277	$ 231,946